Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,991,670.00
Previously Paid Amount	0.00
Total Fee Amount	1,656.05
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,656.05
Narrative - Max Aggregate Offering Price	$ 11,991,670.00
Final Prospectus	true